Institutional [Member] Annual Fund Operating Expenses - Institutional - Harding Loevner International Equity Portfolio - Institutional Class	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.83%